UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00058)

Exact name of registrant as specified in charter:	George Putnam Balanced Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2017

Date of reporting period:	October 31, 2016

Item 1. Schedule of Investments:

George Putnam Balanced Fund

The fund's portfolio
10/31/16 (Unaudited)

COMMON STOCKS (60.3%)(a)
	Shares	Value

Basic materials (2.1%)

Air Products & Chemicals, Inc.	9,887	$1,319,124

Albemarle Corp.	15,161	1,266,702

ArcelorMittal SA (France)(NON)	53,011	357,188

Arconic, Inc.	11,123	319,453

Axalta Coating Systems, Ltd.(NON)	30,027	754,278

Barrick Gold Corp. (Canada)	12,698	223,358

CF Industries Holdings, Inc.	47,405	1,138,194

Dow Chemical Co. (The)(S)	25,929	1,395,239

E.I. du Pont de Nemours & Co.	10,545	725,391

Ingevity Corp.(NON)	3,914	162,040

KapStone Paper and Packaging Corp.	18,474	335,118

LANXESS AG (Germany)	15,609	999,472

Martin Marietta Materials, Inc.	3,573	662,363

Monsanto Co.	28,425	2,864,387

Newmont Mining Corp.	23,019	852,624

Nucor Corp.	11,332	553,568

PPG Industries, Inc.	18,652	1,737,061

Praxair, Inc.	8,177	957,200

RPC Group PLC (United Kingdom)	56,258	652,791

Sealed Air Corp.	31,861	1,453,817

Sherwin-Williams Co. (The)	20,858	5,107,290

Sociedad Quimica y Minera de Chile SA ADR (Chile)	12,904	377,571

Steel Dynamics, Inc.	5,134	140,980

Versum Materials, Inc.(NON)	4,943	112,206

W.R. Grace & Co.	12,207	817,381

Yara International ASA (Norway)	10,051	355,213

		25,640,009
Capital goods (3.2%)

Airbus Group SE (France)	19,055	1,132,690

Ball Corp.	19,922	1,535,389

Fortive Corp.	43,434	2,217,306

General Dynamics Corp.	26,992	4,068,774

Honeywell International, Inc.	14,894	1,633,574

Johnson Controls International PLC	210,239	8,476,836

KION Group AG (Germany)	16,340	986,907

Northrop Grumman Corp.	35,810	8,200,490

Stericycle, Inc.(NON)	13,188	1,056,227

TransDigm Group, Inc.(NON)	15,052	4,101,068

United Technologies Corp.	26,769	2,735,792

Waste Connections, Inc. (Canada)	29,002	2,181,240

		38,326,293
Communication services (3.5%)

American Tower Corp.(R)	46,777	5,481,797

AT&T, Inc.	294,777	10,844,846

Charter Communications, Inc. Class A(NON)	21,415	5,351,394

Comcast Corp. Class A	104,889	6,484,238

DISH Network Corp. Class A(NON)	16,497	966,064

Equinix, Inc.(R)	5,798	2,071,509

T-Mobile US, Inc.(NON)	117,578	5,847,154

Verizon Communications, Inc.	30,074	1,446,559

Zayo Group Holdings, Inc.(NON)	110,744	3,563,742

		42,057,303
Communications equipment (0.3%)

Cisco Systems, Inc.	99,798	3,061,803

		3,061,803
Computers (2.5%)

Apple, Inc.	229,583	26,066,854

Castlight Health, Inc. Class B(NON)(S)	85,214	370,681

HP, Inc.	136,151	1,972,828

ServiceNow, Inc.(NON)	11,836	1,040,503

Western Digital Corp.	12,061	704,845

		30,155,711
Conglomerates (0.5%)

Danaher Corp.	53,908	4,234,473

Siemens AG (Germany)	14,821	1,683,106

		5,917,579
Consumer cyclicals (6.3%)

Amazon.com, Inc.(NON)	20,577	16,252,126

Brunswick Corp.(S)	20,096	874,176

CaesarStone Sdot-Yam, Ltd. (Israel)(NON)	14,339	506,884

CBS Corp. Class B (non-voting shares)	14,955	846,752

Criteo SA ADR (France)(NON)(S)	19,483	704,310

Ctrip.com International, Ltd. ADR (China)(NON)(S)	56,226	2,482,378

Dollar General Corp.	33,253	2,297,450

Five Below, Inc.(NON)	26,670	1,002,259

Hanesbrands, Inc.(S)	117,211	3,012,323

Hilton Worldwide Holdings, Inc.	112,971	2,553,145

Home Depot, Inc. (The)	54,105	6,601,351

Live Nation Entertainment, Inc.(NON)	97,048	2,685,318

MasterCard, Inc. Class A	39,748	4,253,831

NIKE, Inc. Class B	65,139	3,268,675

O'Reilly Automotive, Inc.(NON)	11,012	2,912,013

Penn National Gaming, Inc.(NON)	136,813	1,768,992

Priceline Group, Inc. (The)(NON)	3,159	4,657,093

RE/MAX Holdings, Inc. Class A	63,476	2,758,032

Rollins, Inc.(S)	95,076	2,930,242

Time Warner, Inc.	38,690	3,443,023

TJX Cos., Inc. (The)	52,518	3,873,203

Vulcan Materials Co.	4,344	491,741

Wal-Mart Stores, Inc.	24,984	1,749,380

Walt Disney Co. (The)	20,332	1,884,573

Wynn Resorts, Ltd.(S)	20,476	1,936,006

		75,745,276
Consumer staples (7.3%)

Bright Horizons Family Solutions, Inc.(NON)	32,171	2,152,562

Chipotle Mexican Grill, Inc.(NON)(S)	3,613	1,303,426

Coca-Cola Co. (The)	79,341	3,364,058

Colgate-Palmolive Co.	101,799	7,264,377

Costco Wholesale Corp.	31,705	4,688,218

Coty, Inc. Class A(NON)	141,646	3,256,442

CVS Health Corp.	44,953	3,780,547

Delivery Hero Holding GmbH (acquired 6/12/15 cost $446,716) (Private) (Germany)(F)(RES)(NON)	58	392,167

Dr. Pepper Snapple Group, Inc.	63,379	5,564,042

Edgewell Personal Care Co.(NON)	28,641	2,159,531

JM Smucker Co. (The)	37,150	4,878,167

Kraft Heinz Co. (The)	46,205	4,109,935

Kroger Co. (The)	87,454	2,709,325

LKQ Corp.(NON)	110,023	3,551,542

Mead Johnson Nutrition Co.	18,597	1,390,498

Molson Coors Brewing Co. Class B	30,508	3,167,035

Monster Beverage Corp.(NON)	10,852	1,566,378

Nomad Foods, Ltd. (United Kingdom)(NON)	61,142	751,435

PepsiCo, Inc.	144,389	15,478,501

Philip Morris International, Inc.	45,815	4,418,399

Pinnacle Foods, Inc.	11,531	592,924

Restaurant Brands International, Inc. (Canada)	22,527	1,001,776

Walgreens Boots Alliance, Inc.	83,525	6,910,023

Yum! Brands, Inc.	33,682	2,906,083

		87,357,391
Electronics (2.2%)

Agilent Technologies, Inc.	55,770	2,429,899

Analog Devices, Inc.	12,538	803,686

Broadcom, Ltd.	22,624	3,852,415

Micron Technology, Inc.(NON)	102,341	1,756,172

NVIDIA Corp.(S)	11,922	848,370

NXP Semiconductor NV(NON)	20,379	2,037,900

Qorvo, Inc.(NON)(S)	62,665	3,487,307

QUALCOMM, Inc.	33,762	2,320,125

Skyworks Solutions, Inc.(S)	25,441	1,957,431

Sumco Corp. (Japan)	57,200	601,072

Texas Instruments, Inc.	78,968	5,594,883

Xilinx, Inc.	24,236	1,232,885

		26,922,145
Energy (4.5%)

Anadarko Petroleum Corp.	102,285	6,079,820

Apache Corp.	13,014	774,073

Baker Hughes, Inc.	17,078	946,121

Cenovus Energy, Inc. (Canada)	320,908	4,629,516

Cheniere Energy, Inc.(NON)	42,880	1,616,576

Chevron Corp.	55,984	5,864,324

Cimarex Energy Co.	4,677	603,941

Concho Resources, Inc.(NON)	6,306	800,484

ConocoPhillips	135,612	5,892,341

Devon Energy Corp.	21,019	796,410

Enterprise Products Partners LP	19,669	496,446

EOG Resources, Inc.	49,832	4,505,809

Exxon Mobil Corp.	1,045	87,069

FMC Technologies, Inc.(NON)	19,163	618,390

Halliburton Co.	1,658	76,268

Hess Corp.	9,375	449,719

Marathon Oil Corp.	122,822	1,618,794

Occidental Petroleum Corp.	22,405	1,633,549

Pioneer Natural Resources Co.	17,061	3,054,260

Plains All American Pipeline LP	35,016	1,063,086

Range Resources Corp.	16,165	546,215

Royal Dutch Shell PLC Class A (London Exchange) (United Kingdom)	107,374	2,679,116

Schlumberger, Ltd.	38,087	2,979,546

Southwestern Energy Co.(NON)	15,352	159,507

Spectra Energy Corp.	17,832	745,556

Suncor Energy, Inc. (Canada)	77,474	2,325,769

Suncor Energy, Inc. (Canada)	57,869	1,736,545

Targa Resources Corp.	4,289	188,287

Williams Cos., Inc. (The)	20,060	585,752

		53,553,289
Financials (9.7%)

AllianceBernstein Holding LP	103,394	2,253,989

American International Group, Inc.	112,567	6,945,384

Ameriprise Financial, Inc.	22,660	2,002,917

Assured Guaranty, Ltd.	105,014	3,138,868

AvalonBay Communities, Inc.(R)	11,578	1,981,922

Bank of America Corp.	635,341	10,483,127

Berkshire Hathaway, Inc. Class B(NON)	2,612	376,912

Boston Properties, Inc.(R)	15,482	1,865,271

CBRE Group, Inc. Class A(NON)	20,940	539,414

Charles Schwab Corp. (The)	176,497	5,594,955

Chubb, Ltd.	36,760	4,668,520

Douglas Emmett, Inc. R	17,985	656,453

Ellie Mae, Inc.(NON)	6,907	731,382

Equity Lifestyle Properties, Inc.(R)	14,630	1,109,539

Essex Property Trust, Inc.(R)	3,549	759,805

Federal Realty Investment Trust(R)	6,887	1,000,199

Gaming and Leisure Properties, Inc.(R)	46,652	1,531,585

General Growth Properties(R)	50,709	1,265,190

Goldman Sachs Group, Inc. (The)	36,073	6,429,652

Hartford Financial Services Group, Inc. (The)	98,199	4,331,558

Invesco, Ltd.	56,425	1,584,978

JPMorgan Chase & Co.	189,897	13,152,266

KeyCorp	314,598	4,442,124

Kimco Realty Corp.(R)	15,950	424,430

KKR & Co. LP	278,487	3,951,731

Oportun Financial Corp. (acquired 6/23/15, cost $386,984) (Private)(F)(RES)(NON)	135,784	348,286

Pebblebrook Hotel Trust(R)(S)	16,755	406,811

Prudential PLC (United Kingdom)	189,986	3,103,286

Public Storage(R)	8,422	1,799,950

Simon Property Group, Inc.(R)	11,601	2,157,322

Synchrony Financial	221,265	6,325,966

Visa, Inc. Class A	101,737	8,394,320

Wells Fargo & Co.	271,349	12,484,767

		116,242,879
Health care (7.1%)

Abbott Laboratories	52,986	2,079,171

Aetna, Inc.	5,692	611,036

Allergan PLC(NON)	38,744	8,095,171

Amgen, Inc.	40,794	5,758,481

Becton Dickinson and Co.	19,911	3,343,256

Biogen, Inc.(NON)	19,002	5,323,980

Boston Scientific Corp.(NON)	12,472	274,384

Bristol-Myers Squibb Co.	67,005	3,411,225

C.R. Bard, Inc.	11,825	2,562,241

Cardinal Health, Inc.	3,975	273,043

Celgene Corp.(NON)	75,197	7,683,629

Cigna Corp.	4,454	529,269

Cooper Cos., Inc. (The)	7,020	1,235,801

Edwards Lifesciences Corp.(NON)	6,410	610,360

Eli Lilly & Co.	57,708	4,261,159

Express Scripts Holding Co.(NON)	19,333	1,303,044

Gilead Sciences, Inc.	103,368	7,610,986

Henry Schein, Inc.(NON)	6,436	960,251

HTG Molecular Diagnostics, Inc.(NON)	6,668	14,403

Humana, Inc.	5,094	873,774

Illumina, Inc.(NON)	7,612	1,036,298

Intuitive Surgical, Inc.(NON)	3,914	2,630,521

Jazz Pharmaceuticals PLC(NON)	6,444	705,425

Johnson & Johnson	29,589	3,432,028

Medtronic PLC	25,480	2,089,870

Merck & Co., Inc.	98,762	5,799,305

Mylan NV(NON)	58,800	2,146,200

Pfizer, Inc.	191,269	6,065,140

Service Corp. International/US	80,481	2,060,314

UnitedHealth Group, Inc.	5,458	771,379

Ventas, Inc.(R)	26,614	1,803,099

		85,354,243
Miscellaneous (0.2%)

Adient PLC (Ireland)(NON)	24,326	1,107,076

Conyers Park Acquisition Corp. (Units)(NON)	63,307	676,119

Gores Holdings, Inc. Class A(NON)	58,204	662,944

		2,446,139
Semiconductor (0.3%)

Applied Materials, Inc.	140,202	4,077,074

		4,077,074
Software (2.6%)

Activision Blizzard, Inc.	7,123	307,500

Adobe Systems, Inc.(NON)	39,628	4,260,406

Electronic Arts, Inc.(NON)	44,936	3,528,375

Everbridge, Inc.(NON)	25,202	370,973

Microsoft Corp.	352,401	21,115,868

Tencent Holdings, Ltd. (China)	67,081	1,776,287

		31,359,409
Technology services (4.1%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)	28,756	2,924,198

Alphabet, Inc. Class A(NON)	26,471	21,438,863

Computer Sciences Corp.	46,764	2,546,300

Facebook, Inc. Class A(NON)	108,151	14,166,699

Fidelity National Information Services, Inc.	43,704	3,230,600

GoDaddy, Inc. Class A(NON)(S)	28,699	1,027,137

salesforce.com, Inc.(NON)	46,520	3,496,443

Wix.com, Ltd. (Israel)(NON)	20,993	839,720

		49,669,960
Transportation (1.5%)

Norfolk Southern Corp.	23,633	2,197,869

Southwest Airlines Co.	58,696	2,350,775

Union Pacific Corp.	83,757	7,385,692

United Parcel Service, Inc. Class B	52,927	5,703,414

		17,637,750
Utilities and power (2.4%)

American Electric Power Co., Inc.	25,095	1,627,160

American Water Works Co., Inc.	34,895	2,583,626

Calpine Corp.(NON)	174,901	2,081,322

Edison International	32,574	2,393,538

ENI SpA (Italy)	188,650	2,735,667

Exelon Corp.	120,718	4,112,862

Kinder Morgan, Inc.	75,275	1,537,868

NextEra Energy, Inc.	31,132	3,984,896

NRG Energy, Inc.	210,371	2,236,244

PG&E Corp.	58,413	3,628,616

Sempra Energy	19,625	2,101,838

		29,023,637

Total common stocks (cost $680,195,407)		$724,547,890

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (7.4%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.0%)

Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 11/1/46	$7,000,000	$7,554,532
3.50%, with due dates from 2/20/43 to 11/20/45	3,887,417	4,166,717
3.50%, TBA, 11/1/46	3,000,000	3,176,953
3.00%, with due dates from 8/20/46 to 10/20/46(FWC)	1,997,020	2,086,683
3.00%, TBA, 11/1/46	7,000,000	7,290,464

		24,275,349
U.S. Government Agency Mortgage Obligations (5.4%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, 3/1/35	2,121	2,438
4.00%, with due dates from 7/1/42 to 9/1/45(FWC)	5,477,351	5,899,216
3.50%, with due dates from 12/1/42 to 4/1/43	729,013	776,287
3.00%, with due dates from 3/1/43 to 7/1/43	2,553,923	2,635,949

Federal National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 7/1/33 to 11/1/38	2,791,924	3,165,076
5.00%, with due dates from 8/1/33 to 1/1/39	741,658	826,775
4.50%, 11/1/44	6,901,987	7,693,828
4.50%, TBA, 12/1/46	6,000,000	6,553,125
4.50%, TBA, 11/1/46	6,000,000	6,557,813
4.00%, 9/1/45(FWC)	2,907,032	3,183,994
4.00%, TBA, 11/1/46	5,000,000	5,353,906
3.50%, with due dates from 1/1/43 to 3/1/45	5,568,588	5,866,490
3.50%, TBA, 12/1/46	2,000,000	2,097,599
3.50%, TBA, 11/1/46	2,000,000	2,099,709
3.00%, with due dates from 2/1/43 to 6/1/46	3,502,168	3,620,618
3.00%, TBA, 12/1/46	4,000,000	4,110,156
3.00%, TBA, 11/1/46	4,000,000	4,118,125

		64,561,104

Total U.S. government and agency mortgage obligations (cost $88,380,340)		$88,836,453

U.S. TREASURY OBLIGATIONS (13.3%)(a)
	Principal amount	Value

U.S. Treasury Bonds 2.75%, 8/15/42	$13,810,000	$14,354,038

U.S. Treasury Notes
2.00%, 11/30/20	44,660,000	46,030,767
1.875%, 11/30/21	15,150,000	15,521,648
1.375%, 9/30/18	29,620,000	29,897,833
1.125%, 3/31/20	7,770,000	7,777,816
1.125%, 12/31/19	24,210,000	24,270,288
0.75%, 3/31/18	13,870,000	13,863,025
0.75%, 12/31/17	1,190,000	1,190,000
0.75%, 6/30/17	6,800,000	6,806,773

Total U.S. treasury obligations (cost $157,889,565)		$159,712,188

CORPORATE BONDS AND NOTES (15.1%)(a)
	Principal amount	Value

Basic materials (0.8%)

Agrium, Inc. sr. unsec. unsub. notes 7.125%, 5/23/36 (Canada)	$182,000	$235,855

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	498,000	539,708

Cytec Industries, Inc. sr. unsec. unsub. notes 3.50%, 4/1/23	215,000	211,663

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25	235,000	244,493

Eastman Chemical Co. sr. unsec. unsub. notes 6.30%, 11/15/18	200,000	218,496

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6.75%, 2/1/22	95,000	97,138

Georgia-Pacific, LLC sr. unsec. unsub. notes 7.75%, 11/15/29	850,000	1,198,590

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	941,000	956,715

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	638,000	628,430

International Paper Co. sr. unsec. notes 8.70%, 6/15/38	10,000	14,732

INVISTA Finance, LLC 144A company guaranty sr. notes 4.25%, 10/15/19	356,000	356,850

LyondellBasell Industries NV sr. unsec. unsub. notes 4.625%, 2/26/55	515,000	487,972

Union Carbide Corp. sr. unsec. unsub. bonds 7.75%, 10/1/96	180,000	231,571

Westlake Chemical Corp. 144A company guaranty sr. unsec. unsub. bonds 3.60%, 8/15/26	1,610,000	1,613,309

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	1,265,000	1,707,192

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	187,000	248,890

WestRock RKT Co. company guaranty sr. unsec. unsub. notes 4.45%, 3/1/19	168,000	177,294

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	553,000	731,663

		9,900,561
Capital goods (0.3%)

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)	767,000	1,032,459

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4.375%, 3/15/35	307,000	336,777

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3.50%, 3/15/25	327,000	346,972

Northrop Grumman Systems Corp. company guaranty sr. unsec. unsub. notes 7.875%, 3/1/26	265,000	363,852

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6.25%, 5/15/38	975,000	1,334,858

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 9/15/19	240,000	265,477

United Technologies Corp. sr. unsec. unsub. notes 5.70%, 4/15/40	100,000	127,362

United Technologies Corp. sr. unsec. unsub. notes 4.50%, 6/1/42	225,000	246,472

		4,054,229
Communication services (1.1%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6.125%, 3/30/40 (Mexico)	200,000	240,326

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)	335,000	352,016

American Tower Corp. sr. unsec. notes 3.40%, 2/15/19(R)	735,000	761,747

American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)	500,000	497,581

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	122,000	119,386

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23	240,000	252,938

Charter Communications Operating, LLC/Charter Communications Operating Capital 144A sr. sub. bonds 6.484%, 10/23/45	1,159,000	1,358,147

Charter Communications Operating, LLC/Charter Communications Operating Capital 144A sr. sub. notes 4.908%, 7/23/25	356,000	383,964

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22	645,000	899,760

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	268,000	361,118

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)	75,000	83,806

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)	313,000	344,691

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883%, 8/15/20	710,000	771,663

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 6.40%, 4/30/40	380,000	518,229

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	95,000	139,321

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	215,000	224,243

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LL 144A company guaranty sr. notes 3.36%, 9/20/21	955,000	959,775

TCI Communications, Inc. sr. unsec. unsub. notes 7.875%, 2/15/26	610,000	853,510

Telecom Italia SpA 144A sr. unsec. notes 5.303%, 5/30/24 (Italy)	1,000,000	1,016,250

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045%, 6/20/36 (Spain)	355,000	450,937

Verizon Communications, Inc. sr. unsec. unsub. notes 5.90%, 2/15/54 (units)	5,200	140,504

Verizon Communications, Inc. sr. unsec. unsub. notes 5.05%, 3/15/34	270,000	294,329

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48	982,000	976,531

Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	595,000	602,864

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8.00%, 6/1/22	770,000	945,248

		13,548,884
Conglomerates (0.1%)

General Electric Co. jr. unsec. sub. FRB Ser. D, 5.00%, perpetual maturity	1,111,000	1,177,660

		1,177,660
Consumer cyclicals (1.7%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85%, 3/1/39	190,000	266,196

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.75%, 1/20/24	1,045,000	1,253,549

Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	330,000	345,241

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20	847,000	925,359

CBS Corp. company guaranty sr. unsec. debs. 7.875%, 7/30/30	579,000	813,362

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	851,000	829,153

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	625,000	638,963

Expedia, Inc. 144A company guaranty sr. unsec. unsub. notes 5.00%, 2/15/26	375,000	393,594

Ford Motor Co. sr. unsec. unsub. notes 9.98%, 2/15/47	135,000	210,409

Ford Motor Co. sr. unsec. unsub. notes 7.75%, 6/15/43	1,290,000	1,650,583

Ford Motor Co. sr. unsec. unsub. notes 7.45%, 7/16/31	24,000	31,534

Ford Motor Co. sr. unsec. unsub. notes 7.40%, 11/1/46	200,000	280,211

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.875%, 8/2/21	318,000	361,098

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.134%, 8/4/25	477,000	495,710

General Motors Co. sr. unsec. notes 5.20%, 4/1/45	844,000	860,526

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	680,000	677,994

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	395,000	404,091

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	250,000	251,098

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45%, 4/10/22	900,000	910,034

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%, 1/15/40 (Mexico)	300,000	343,512

Grupo Televisa SAB sr. unsec. unsub. notes 5.00%, 5/13/45 (Mexico)	355,000	335,973

Hilton Domestic Operating Co., Inc. 144A sr. unsec. sub. notes 4.25%, 9/1/24	205,000	205,513

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15%, 2/1/23	460,000	607,925

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)	320,000	365,734

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)	150,000	165,640

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23	200,000	203,366

L Brands, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/21	435,000	499,706

Lear Corp. company guaranty sr. unsec. unsub. notes 5.375%, 3/15/24	375,000	400,781

NVR, Inc. sr. unsec. notes 3.95%, 9/15/22	435,000	458,707

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85%, 6/15/23	195,000	207,595

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26	480,000	497,467

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	540,000	560,961

Owens Corning company guaranty sr. unsec. sub. notes 9.00%, 6/15/19	880,000	1,020,677

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25	164,000	170,452

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	390,000	395,634

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26	670,000	742,930

Tiffany & Co. sr. unsec. unsub. notes 4.90%, 10/1/44	460,000	449,188

Time Warner, Inc. company guaranty sr. unsec. bonds 7.70%, 5/1/32	520,000	718,366

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26	79,000	77,876

Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25	175,000	190,117

		20,216,825
Consumer staples (1.2%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46	1,947,000	2,226,467

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26	428,000	450,368

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.20%, 1/15/39	165,000	260,744

Bacardi, Ltd. 144A unsec. notes 4.50%, 1/15/21 (Bermuda)	495,000	536,266

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22	715,000	801,597

CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	643,524	817,155

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	646,675	702,756

Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22	820,000	1,058,163

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	1,434,000	1,903,966

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	553,000	650,320

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	211,000	224,048

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. unsub. notes 4.875%, 6/27/44 (Mexico)	350,000	345,648

Kraft Foods Group, Inc. company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39	625,000	837,291

Kraft Foods Group, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40	309,000	403,020

Kraft Heinz Foods Co. company guaranty sr. unsec. bonds 4.375%, 6/1/46	670,000	679,503

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26	1,030,000	1,112,928

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.95%, 1/15/42	200,000	226,948

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4.875%, 8/15/34	134,000	144,312

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26	765,000	779,774

		14,161,274
Energy (1.0%)

BG Energy Capital PLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 10/15/21 (United Kingdom)	250,000	272,046

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)	670,000	681,307

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.70%, 4/1/19	225,000	219,938

Devon Energy Corp. sr. unsec. unsub. notes 3.25%, 5/15/22	276,000	277,115

EOG Resources, Inc. sr. unsec. unsub. notes 5.625%, 6/1/19	205,000	224,540

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4.00%, 8/1/24	575,000	568,018

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31	388,000	454,260

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7.875%, 9/15/31	1,070,000	1,365,746

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563%, 4/24/23 (Russia)	315,000	318,544

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	175,000	188,893

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05%, 3/1/41	390,000	226,200

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)	535,000	516,810

Pride International, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 8/15/40	760,000	608,000

Sabine Pass Liquefaction, LLC 144A sr. bonds 5.00%, 3/15/27	1,280,000	1,302,400

Spectra Energy Capital, LLC company guaranty sr. unsec. sub. notes 6.20%, 4/15/18	580,000	611,782

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 8.00%, 10/1/19	820,000	940,496

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	480,000	560,276

Tosco Corp. company guaranty sr. unsec. notes 8.125%, 2/15/30	600,000	822,000

Williams Partners LP sr. unsec. notes 5.25%, 3/15/20	700,000	757,114

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	322,000	330,871

Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22	250,000	254,458

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24	342,000	350,613

		11,851,427
Financials (5.9%)

Aflac, Inc. sr. unsec. notes 6.45%, 8/15/40	314,000	415,021

Aflac, Inc. sr. unsec. unsub. notes 6.90%, 12/17/39	747,000	1,017,553

Air Lease Corp. sr. unsec. notes 3.75%, 2/1/22	410,000	431,440

Air Lease Corp. sr. unsec. unsub. notes 3.375%, 6/1/21	630,000	648,204

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	705,000	721,744

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%, perpetual maturity	310,000	304,828

American Express Co. sr. unsec. notes 7.00%, 3/19/18	650,000	698,807

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	856,000	1,146,524

Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	1,150,000	1,107,924

Assurant, Inc. sr. unsec. notes 6.75%, 2/15/34	525,000	647,790

Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	219,515

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual maturity (France)	550,000	573,485

AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)	135,000	147,261

Banco del Estado de Chile 144A sr. unsec. notes 2.00%, 11/9/17 (Chile)	400,000	400,992

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	314,000	329,308

Bank of America Corp. unsec. sub. FRN 1.61%, 9/15/26	275,000	248,593

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	600,000	724,036

Barclays Bank PLC unsec. sub. notes 7.625%, 11/21/22 (United Kingdom)	525,000	586,031

Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21 (United Kingdom)	869,000	1,096,988

Bear Stearns Cos., Inc. (The) sr. unsec. notes 6.40%, 10/2/17	500,000	522,769

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7.25%, 2/1/18	331,000	353,993

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	703,000	770,110

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	155,000	161,141

BNP Paribas SA 144A jr. unsec. sub. FRN 7.195%, perpetual maturity (France)	100,000	112,875

BPCE SA 144A unsec. sub. notes 5.70%, 10/22/23 (France)	370,000	400,883

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	810,000	851,800

Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)	1,213,000	1,339,905

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	1,020,000	1,102,640

Capital One Bank USA NA unsec. sub. notes 3.375%, 2/15/23	462,000	471,907

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	295,000	306,323

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	257,000	274,757

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	708,000	740,441

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95%, perpetual maturity	956,000	977,510

Citigroup, Inc. jr. unsec. sub. FRN 5.875%, perpetual maturity	402,000	408,030

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	345,000	348,450

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands company guaranty unsec. sub. notes 4.625%, 12/1/23 (Netherlands)	250,000	269,207

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands unsec. sub. notes 5.25%, 8/4/45 (Netherlands)	285,000	322,380

Cooperatieve Rabobank UA 144A jr. unsec. sub. FRN 11.00%, perpetual maturity (Netherlands)	718,000	865,118

Credit Agricole SA 144A unsec. sub. notes 4.375%, 3/17/25 (France)	255,000	260,563

Credit Suisse Group AG 144A unsec. sub. notes 6.50%, 8/8/23 (Switzerland)	729,000	793,893

DDR Corp. sr. unsec. unsub. notes 7.875%, 9/1/20(R)	302,000	359,985

Duke Realty LP company guaranty sr. unsec. unsub. notes 4.375%, 6/15/22(R)	1,117,000	1,212,443

EPR Properties company guaranty sr. unsec. sub. notes 5.25%, 7/15/23(R)	345,000	368,551

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	300,000	306,000

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	217,000	209,448

Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	425,000	460,334

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. bonds 4.418%, 11/15/35 (Ireland)	1,962,000	2,140,065

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	282,000	355,039

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6.625%, 3/30/40	1,495,000	1,891,097

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)	555,000	564,853

Highwood Realty LP sr. unsec. unsub. notes 5.85%, 3/15/17(R)	1,005,000	1,020,791

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)	250,000	252,915

HSBC Bank USA NA/New York NY unsec. sub. notes Ser. BKNT, 5.625%, 8/15/35 (United Kingdom)	250,000	291,205

HSBC Bank USA, NA unsec. sub. notes 7.00%, 1/15/39	342,000	453,962

HSBC Holdings PLC unsec. sub. notes 6.50%, 5/2/36 (United Kingdom)	800,000	995,753

HSBC Holdings PLC unsec. sub. notes 4.25%, 8/18/25 (United Kingdom)	455,000	466,585

HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24	105,000	107,947

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	2,225,000	2,509,206

International Lease Finance Corp. sr. unsec. unsub. notes 6.25%, 5/15/19	275,000	297,000

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity	330,000	334,950

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.90%, perpetual maturity	780,000	803,985

JPMorgan Chase Bank, NA unsec. sub. notes Ser. BKNT, 6.00%, 10/1/17	1,250,000	1,301,999

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20	555,000	640,362

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37	785,000	922,375

Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697%, 10/15/97	340,000	438,781

Liberty Property LP sr. unsec. unsub. notes 3.375%, 6/15/23(R)	100,000	102,250

Lloyds Bank PLC company guaranty sr. unsec. unsub. notes 2.70%, 8/17/20 (United Kingdom)	220,000	224,283

Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)	530,000	547,396

Lloyds Banking Group PLC 144A unsec. sub. notes 5.30%, 12/1/45 (United Kingdom)	1,404,000	1,482,017

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39	1,290,000	1,992,426

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	2,564,000	3,281,920

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)	285,000	306,704

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	640,000	687,411

Nationwide Mutual Insurance Co. 144A unsec. sub. notes 8.25%, 12/1/31	415,000	581,965

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	840,000	698,250

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33	370,000	419,643

Pacific LifeCorp 144A sr. unsec. notes 6.00%, 2/10/20	365,000	402,160

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25	140,000	140,507

Primerica, Inc. sr. unsec. notes 4.75%, 7/15/22	213,000	231,077

Progressive Corp. (The) jr. unsec. sub. FRN 6.70%, 6/15/37	1,939,000	1,914,763

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	359,000	386,823

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	1,153,000	1,180,384

Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23(R)	1,045,000	1,147,228

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	420,000	455,404

Royal Bank of Scotland Group PLC unsec. sub. bonds 5.125%, 5/28/24 (United Kingdom)	125,000	123,756

Santander Issuances SAU company guaranty unsec. sub. notes 5.179%, 11/19/25 (Spain)	1,200,000	1,238,856

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)	430,000	446,091

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20(R)	290,000	294,232

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18(R)	290,000	291,772

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB 1.85%, 6/15/37	2,021,000	1,735,249

Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	412,000	445,239

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	263,000	353,879

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8.125%, 9/15/17), 3/15/46(STP)	570,000	575,700

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	659,000	658,278

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7.75%, 4/15/26	295,000	395,856

UBS AG unsec. sub. notes 5.125%, 5/15/24 (Switzerland)	2,640,000	2,745,653

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)	720,000	745,200

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	580,000	620,600

Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	710,000	793,899

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)	787,000	819,853

ZFS Finance USA Trust V 144A jr. unsec. sub. FRB 6.50%, 5/9/37	214,000	216,943

		70,510,037
Government (0.5%)

International Bank for Reconstruction & Development sr. unsec. unsub. bonds 7.625%, 1/19/23 (Supra-Nation)	4,000,000	5,385,640

		5,385,640
Health care (0.4%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25	194,000	197,828

Actavis Funding SCS company guaranty sr. unsec. notes 4.75%, 3/15/45 (Luxembourg)	373,000	391,252

Actavis Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)	186,000	193,105

Aetna, Inc. sr. unsec. notes 6.75%, 12/15/37	95,000	127,398

Anthem, Inc. sr. unsec. unsub. notes 4.625%, 5/15/42	205,000	214,047

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	185,000	193,325

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	430,000	447,845

Omega Healthcare Investors, Inc. company guaranty sr. unsec. bonds 5.25%, 1/15/26(R)	510,000	538,050

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)	145,000	144,275

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)	659,000	687,474

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4.75%, 1/30/20	121,000	131,265

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	290,000	285,165

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)	1,062,000	1,032,833

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.625%, 11/15/41	300,000	334,040

		4,917,902
Technology (0.6%)

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	215,000	229,444

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	297,000	315,541

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	421,000	416,350

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company gauranty sr. unsec. notes 7.125%, 6/15/24	813,000	890,605

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	271,000	328,368

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23	1,231,000	1,318,226

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/22	948,000	981,196

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18	162,000	174,960

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	925,000	907,231

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	1,475,000	1,454,980

		7,016,901
Transportation (0.2%)

Aviation Capital Group Corp. 144A sr. unsec. unsub. notes 7.125%, 10/15/20	265,000	313,275

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.40%, 6/1/41	454,000	557,133

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5.75%, 5/1/40	109,000	138,712

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.90%, 1/2/18	29,122	29,469

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648%, 9/15/17	61,733	62,810

Norfolk Southern Corp. sr. unsec. unsub. bonds 6.00%, 5/23/11	390,000	458,486

Penske Truck Leasing Co. Lp/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	540,000	539,396

Southwest Airlines Co. 2007-1 Pass Through Trust pass-through certificates Ser. 07-1, 6.15%, 8/1/22	571,370	642,791

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3.75%, 9/3/26	212,023	222,094

		2,964,166
Utilities and power (1.3%)

Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	510,000	608,479

Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42	138,000	154,196

Beaver Valley II Funding Corp. sr. bonds 9.00%, 6/1/17	6,000	6,000

Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	595,000	744,368

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	220,000	233,594

Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41	450,000	488,898

EDP Finance BV 144A sr. unsec. unsub. notes 6.00%, 2/2/18 (Netherlands)	685,000	715,006

EDP Finance BV 144A sr. unsec. unsub. notes 5.25%, 1/14/21 (Netherlands)	365,000	392,477

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	490,000	627,415

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5.625%, perpetual maturity (France)	186,000	184,140

Emera US Finance LP 144A company guaranty sr. unsec. notes 3.55%, 6/15/26	437,000	446,346

Enel Finance International SA 144A company guaranty sr. unsec. unsub. notes 5.125%, 10/7/19 (Netherlands)	360,000	392,818

Energy Transfer Partners LP sr. unsec. unsub. notes 7.60%, 2/1/24	470,000	526,277

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42	766,000	821,925

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	240,000	262,853

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	1,120,000	1,235,754

Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6.75%, 7/15/36 (Spain)	185,000	240,676

ITC Holdings Corp. 144A sr. unsec. notes 6.05%, 1/31/18	365,000	383,846

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	179,000	179,311

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21	420,000	430,658

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.05%, 12/1/19	235,000	240,788

Oncor Electric Delivery Co., LLC sr. notes 7.00%, 9/1/22	445,000	560,694

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22	441,000	483,235

Pacific Gas & Electric Co. sr. unsec. notes 6.35%, 2/15/38	418,000	566,816

Pacific Gas & Electric Co. sr. unsec. unsub. notes 5.8%, 3/1/37	140,000	179,449

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22	145,000	157,668

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974%, 6/1/67	656,000	558,420

Texas Gas Transmission, LLC 144A sr. unsec. notes 4.50%, 2/1/21	623,000	649,184

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9 1/2%, 4/1/19	889,000	1,016,483

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN 6.35%, 5/15/67 (Canada)	1,145,000	916,000

WEC Energy Group jr. unsec. sub. FRN 6.25%, 5/15/67	1,945,000	1,701,875

		16,105,649

Total corporate bonds and notes (cost $170,337,582)		$181,811,155

MORTGAGE-BACKED SECURITIES (1.3%)(a)
	Principal amount	Value

Citigroup Commercial Mortgage Trust
FRB Ser. 07-C6, Class A4, 5.711%, 12/10/49	$2,500,000	$2,539,198
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	508,000	541,894

COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.626%, 12/10/44	500,000	549,950
FRB Ser. 14-CR18, Class C, 4.737%, 7/15/47	3,089,000	3,244,995
Ser. 13-CR13, Class AM, 4.449%, 12/10/23	777,000	855,166
Ser. 12-LC4, Class AM, 4.063%, 12/10/44	730,000	786,429
Ser. 12-CR1, Class AM, 3.912%, 5/15/45	1,046,000	1,118,174

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M1, 1.734%, 11/25/28	240,216	240,547
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class M1, 1.434%, 10/25/27	350,112	349,832
FRB Ser. T-56, Class A, IO, 0.524%, 5/25/43	3,396,775	56,261
FRB Ser. T-56, Class 2, IO, zero %, 5/25/43	4,958,776	1

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, 1.884%, 1/25/29	19,665	19,724
Ser. 01-79, Class BI, IO, 0.304%, 3/25/45	977,461	8,935

FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	194,241	19

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 12-C6, Class D, 5.191%, 5/15/45	772,000	823,338
Ser. 04-LN2, Class A2, 5.115%, 7/15/41	12,763	12,846
FRB Ser. 13-C13, Class C, 4.053%, 1/15/46	450,000	447,467

JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C8, Class D, 4.66%, 10/15/45	524,000	506,551

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41%, 6/15/31(F)	178,653	181,413
Ser. 98-C4, Class H, 5.60%, 10/15/35	213,048	214,270

Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.437%, 3/15/45	1,794,000	1,818,398

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	2,269,687	170,227

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.767%, 12/10/45	12,714,156	955,162

WF-RBS Commercial Mortgage Trust Ser. 14-C19, Class C, 4.646%, 3/15/47	394,000	406,017

Total mortgage-backed securities (cost $16,444,751)		$15,846,814

INVESTMENT COMPANIES (0.4%)(a)
	Shares	Value

SPDR S&P 500 ETF Trust(S)	24,943	$5,301,635

Total investment companies (cost $5,323,333)		$5,301,635

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,057) (Private)(F)(RES)(NON)	371	$952

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $20,210) (Private)(F)(RES)(NON)	6,416	18,189

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $47,464) (Private)(F)(RES)(NON)	9,325	42,718

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $68,847) (Private)(F)(RES)(NON)	13,526	61,963

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $38,611) (Private)(F)(RES)(NON)	7,033	34,750

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $116,544) (Private)(F)(RES)(NON)	15,175	104,890

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $326,895) (Private)(F)(RES)(NON)	114,700	294,206

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $413,355) (Private)(F)(RES)(NON)	145,037	372,020

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $633,655) (Private)(F)(RES)(NON)	222,546	570,290

Total convertible preferred stocks (cost $1,666,638)		$1,499,978

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7.50%, 4/1/34	$215,000	$317,192

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718%, 1/1/49	350,000	523,604

OH State U. Rev. Bonds (Build America Bonds), 4.91%, 6/1/40	275,000	337,384

Total municipal bonds and notes (cost $841,341)		$1,178,180

SHORT-TERM INVESTMENTS (7.8%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.74%(d)	25,793,110	$25,793,110

Putnam Short Term Investment Fund 0.50%(AFF)	67,485,064	67,485,064

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.38%(P)	730,000	730,000

Total short-term investments (cost $94,008,174)		$94,008,174

TOTAL INVESTMENTS

Total investments (cost $1,215,087,131)(b)		$1,272,742,467

FORWARD CURRENCY CONTRACTS at 10/31/16 (aggregate face value $25,796,121) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Canadian Dollar	Sell	1/18/17	$518,265	$529,428	$11,163
Barclays Bank PLC
	Canadian Dollar	Sell	1/18/17	2,774,923	2,834,640	59,717
Citibank, N.A.
	Euro	Sell	12/21/16	4,003,971	4,072,049	68,078
Credit Suisse International
	British Pound	Sell	12/21/16	5,408,850	5,862,475	453,625
	Canadian Dollar	Sell	1/18/17	1,654,763	1,690,071	35,308
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	1/18/17	4,235,272	4,327,718	92,446
State Street Bank and Trust Co.
	Israeli Shekel	Sell	1/18/17	2,213,415	2,257,171	43,756
UBS AG
	Euro	Sell	12/21/16	4,132,915	4,222,569	89,654

Total						$853,747

TBA SALE COMMITMENTS OUTSTANDING at 10/31/16 (proceeds receivable $20,234,336) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4.50%, 11/1/46	$6,000,000	11/14/16	$6,557,813
Federal National Mortgage Association, 4.00%, 11/1/46	5,000,000	11/14/16	5,353,905
Federal National Mortgage Association, 3.50%, 11/1/46	2,000,000	11/14/16	2,099,709
Federal National Mortgage Association, 3.00%, 11/1/46	4,000,000	11/14/16	4,118,125
Government National Mortgage Association, 3.00%, 11/1/46	2,000,000	11/21/16	2,082,990

Total			$20,212,542

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IO	Interest Only
MTN	Medium Term Notes
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2016 through October 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,200,682,200.
(b)	The aggregate identified cost on a tax basis is $1,217,468,811, resulting in gross unrealized appreciation and depreciation of $97,262,391 and $41,988,735, respectively, or net unrealized appreciation of $55,273,656.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $2,240,431, or 0.2% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC *	—	39,821,081	14,027,971	—	25,793,110
	Putnam Short Term Investment Fund **	85,041,084	43,734,658	61,290,678	86,993	67,485,064
	Totals	$85,041,084	$83,555,739	$75,318,649	$86,993	$93,278,174
* No management fees are charged to Putnam Cash Collateral Pool, LLC.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(FWC)	Forward commitment, in part or in entirety.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $25,793,110, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $25,201,476.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $29,340,745 to cover delayed delivery securities and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source.The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $112,495 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$25,640,009	$—	$—
Capital goods	38,326,293	—	—
Communication services	42,057,303	—	—
Conglomerates	5,917,579	—	—
Consumer cyclicals	75,745,276	—	392,167
Consumer staples	86,965,224	—	—
Energy	53,553,289	—	348,286
Financials	115,894,593	—	—
Health care	85,354,243	—	—
Miscellaneous	2,446,139	—	—
Technology	142,868,743	2,377,359	—
Transportation	17,637,750	—	—
Utilities and power	29,023,637	—	—
Total common stocks	721,430,078	2,377,359	740,453
Convertible preferred stocks	—	—	1,499,978
Corporate bonds and notes	—	181,235,455	575,700
Investment companies	5,301,635	—	—
Mortgage-backed securities	—	15,846,814	—
Municipal bonds and notes	—	1,178,180	—
U.S. government and agency mortgage obligations	—	88,836,453	—
U.S. treasury obligations	—	159,712,188	—
Short-term investments	68,215,064	25,793,110	—

Totals by level	$794,946,777	$474,979,559	$2,816,131

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$853,747	$—
TBA sale commitments	—	(20,212,542)	—

Totals by level	$—	$(19,358,795)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$853,747	$—

Total	$853,747	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$28,800,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	Forward currency contracts#	11,163	59,717	68,078	488,933	92,446	43,756	89,654	853,747

	Total Assets	$11,163	$59,717	$68,078	$488,933	$92,446	$43,756	$89,654	$853,747

	Liabilities:
	Forward currency contracts#	—	—	—	—	—	—	—	—

	Total Liabilities	$—	$—	$—	$—	$—	$—	$—	$—

	Total Financial and Derivative Net Assets	$11,163	$59,717	$68,078	$488,933	$92,446	$43,756	$89,654	$853,747
	Total collateral received (pledged)##†	$—	$—	$68,078	$488,933	$80,000	$—	$89,654
	Net amount	$11,163	$59,717	$—	$—	$12,446	$43,756	$—

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

George Putnam Balanced Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 27, 2016

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: December 27, 2016